NATIXIS LOOMIS SAYLES SHORT DURATION INCOME ETF

(the “Fund”)

Supplement dated October 1, 2020 to the Fund’s Prospectus and Statement of Additional Information, each dated May 1, 2020, as may be revised or supplemented from time to time.

Effective October 1, 2020, the Creation Unit size for the Fund is reduced from 100,000 to 50,000 shares.

Accordingly, effective immediately the first sentence in the section “Purchase and Sale of Fund Shares” in the Fund’s Prospectus is amended and restated as follows:

The Fund will issue and redeem shares at NAV only in large blocks of shares, typically 50,000 shares, called “Creation Units.”

Effective immediately, the last sentence in the subsection “Redeemability” under the section “Differences Between Investing in an ETF and a Mutual Fund” in the Fund’s Prospectus is amended and restated as follows:

In addition, the Fund issues and redeems shares on a continuous basis only in large blocks of shares, typically 50,000 shares, called Creation Units.

Effective immediately, the first sentence in the section “Creations and Redemptions” in the Fund’s Prospectus is amended and restated as follows:

Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 50,000 shares or multiples thereof.

Additionally, effective immediately, the first paragraph in the section “Creations and Redemptions” in the Fund’s Statement of Additional Information is amended and restated as follows:

The Fund issues and sells shares of the Fund only in Creation Units of 50,000 shares on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement (as defined below), on any Business Day (as defined below).

NATIXIS SEEYOND INTERNATIONAL MINIMUM VOLATILITY ETF

(the “Fund”)

Supplement dated October 1, 2020 to the Fund’s Prospectus and Statement of Additional Information, each dated May 1, 2020, as may be revised or supplemented from time to time.

Effective October 1, 2020, the Creation Unit size for the Fund is reduced from 50,000 to 25,000 shares.

Accordingly, effective immediately the first sentence in the section “Purchase and Sale of Fund Shares” in the Fund’s Prospectus is amended and restated as follows:

The Fund will issue and redeem shares at NAV only in large blocks of shares, typically 25,000 shares, called “Creation Units.”

Effective immediately, the last sentence in the subsection “Redeemability” under the section “Differences Between Investing in an ETF and a Mutual Fund” in the Fund’s Prospectus is amended and restated as follows:

In addition, the Fund issues and redeems shares on a continuous basis only in large blocks of shares, typically 25,000 shares, called Creation Units.

Effective immediately, the first sentence in the section “Creations and Redemptions” in the Fund’s Prospectus is amended and restated as follows:

Prior to trading in the secondary market, shares of the Fund are “created” at NAV by market makers, large investors and institutions only in block-size Creation Units of 25,000 shares or multiples thereof.

Additionally, effective immediately, the first paragraph in the section “Creations and Redemptions” in the Fund’s Statement of Additional Information is amended and restated as follows:

The Fund issues and sells shares of the Fund only in Creation Units of 25,000 shares on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form as described in the Authorized Participant Agreement (as defined below), on any Business Day (as defined below).